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                             JPMORGAN U.S. EQUITY FUNDS

                        JPMorgan Disciplined Equity Value Fund
                                 Institutional Shares

                           Supplement dated January 9, 2004
                          to the Prospectus dated May 1, 2003



     Effective immediately, the JPMorgan Disciplined Equity Value Fund will no longer be offered through this prospectus.





                                                                  SUP-DEVIPR-104